Insurance and Reinsurance Contract Assets and Liabilities - Summary of Net Assets Or Liabilities For Insurance Contracts Issued And Reinsurance Contracts Held By Measurement Components (Detail) - CAD ($)
$ in Millions
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Insurance Contracts Issued [Member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	$ 481,994	$ 464,392	$ 535,485
Insurance Contracts Issued [Member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	481,994	464,392
Insurance Contracts Issued [Member] | Asia [Member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	154,317	141,583
Insurance Contracts Issued [Member] | Asia [Member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	154,046	141,300
Insurance Contracts Issued [Member] | Canada [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	116,221	110,490
Insurance Contracts Issued [Member] | Canada [member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	115,672	109,968
Insurance Contracts Issued [Member] | U.S. [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	213,061	212,961
Insurance Contracts Issued [Member] | U.S. [member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	213,061	212,961
Insurance Contracts Issued [Member] | Corporate and Other [member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(785)	163
Reinsurance contracts held [Member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	39,820	43,480
Reinsurance contracts held [Member] | Asia [Member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	1,631	1,844
Reinsurance contracts held [Member] | Canada [member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	1,009	845
Reinsurance contracts held [Member] | U.S. [member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	37,423	40,366
Reinsurance contracts held [Member] | Corporate and Other [member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(243)	425
Estimates of PV of fture cash flows [member] | Insurance Contracts Issued [Member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(820)	(805)
Estimates of PV of fture cash flows [member] | Insurance Contracts Issued [Member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(820)	(805)
Estimates of PV of fture cash flows [member] | Insurance Contracts Issued [Member] | Asia [Member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(271)	(283)
Estimates of PV of fture cash flows [member] | Insurance Contracts Issued [Member] | Canada [member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(549)	(522)
Fair value [member] | Insurance Contracts Issued [Member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	17,413	17,205
Fair value [member] | Insurance Contracts Issued [Member] | Asia [Member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	10,431	8,067
Fair value [member] | Insurance Contracts Issued [Member] | Canada [member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	3,851	3,811
Fair value [member] | Insurance Contracts Issued [Member] | U.S. [member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	3,243	5,419
Fair value [member] | Insurance Contracts Issued [Member] | Corporate and Other [member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(112)	(92)
Fair value [member] | Reinsurance contracts held [Member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	681	1,735
Fair value [member] | Reinsurance contracts held [Member] | Asia [Member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	623	203
Fair value [member] | Reinsurance contracts held [Member] | Canada [member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	338	374
Fair value [member] | Reinsurance contracts held [Member] | U.S. [member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(143)	1,302
Fair value [member] | Reinsurance contracts held [Member] | Corporate and Other [member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(137)	(144)
Other [member] | Insurance Contracts Issued [Member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	4,691	2,644
Other [member] | Insurance Contracts Issued [Member] | Asia [Member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	3,740	2,181
Other [member] | Insurance Contracts Issued [Member] | Canada [member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	492	181
Other [member] | Insurance Contracts Issued [Member] | U.S. [member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	459	282
Other [member] | Reinsurance contracts held [Member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	122	137
Other [member] | Reinsurance contracts held [Member] | Asia [Member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	70	(68)
Other [member] | Reinsurance contracts held [Member] | Canada [member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(56)	(59)
Other [member] | Reinsurance contracts held [Member] | U.S. [member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	108	264
Excluding contracts applying the PAA [member] | Estimates of PV of fture cash flows [member] | Insurance Contracts Issued [Member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	424,534	406,356
Excluding contracts applying the PAA [member] | Estimates of PV of fture cash flows [member] | Insurance Contracts Issued [Member] | Asia [Member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	132,135	120,180
Excluding contracts applying the PAA [member] | Estimates of PV of fture cash flows [member] | Insurance Contracts Issued [Member] | Canada [member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	96,455	91,599
Excluding contracts applying the PAA [member] | Estimates of PV of fture cash flows [member] | Insurance Contracts Issued [Member] | U.S. [member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	196,921	194,766
Excluding contracts applying the PAA [member] | Estimates of PV of fture cash flows [member] | Insurance Contracts Issued [Member] | Corporate and Other [member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(977)	(189)
Excluding contracts applying the PAA [member] | Estimates of PV of fture cash flows [member] | Reinsurance contracts held [Member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	33,772	35,737
Excluding contracts applying the PAA [member] | Estimates of PV of fture cash flows [member] | Reinsurance contracts held [Member] | Asia [Member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(351)	(147)
Excluding contracts applying the PAA [member] | Estimates of PV of fture cash flows [member] | Reinsurance contracts held [Member] | Canada [member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(1,238)	(1,427)
Excluding contracts applying the PAA [member] | Estimates of PV of fture cash flows [member] | Reinsurance contracts held [Member] | U.S. [member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	35,461	36,735
Excluding contracts applying the PAA [member] | Estimates of PV of fture cash flows [member] | Reinsurance contracts held [Member] | Corporate and Other [member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(100)	576
Excluding contracts applying the PAA [member] | Risk adjustment for non-financial risk [member] | Insurance Contracts Issued [Member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	22,838	26,262
Excluding contracts applying the PAA [member] | Risk adjustment for non-financial risk [member] | Insurance Contracts Issued [Member] | Asia [Member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	6,764	10,017
Excluding contracts applying the PAA [member] | Risk adjustment for non-financial risk [member] | Insurance Contracts Issued [Member] | Canada [member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	3,649	3,764
Excluding contracts applying the PAA [member] | Risk adjustment for non-financial risk [member] | Insurance Contracts Issued [Member] | U.S. [member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	12,438	12,494
Excluding contracts applying the PAA [member] | Risk adjustment for non-financial risk [member] | Insurance Contracts Issued [Member] | Corporate and Other [member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(13)	(13)
Excluding contracts applying the PAA [member] | Risk adjustment for non-financial risk [member] | Reinsurance contracts held [Member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	4,990	5,623
Excluding contracts applying the PAA [member] | Risk adjustment for non-financial risk [member] | Reinsurance contracts held [Member] | Asia [Member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	1,326	1,895
Excluding contracts applying the PAA [member] | Risk adjustment for non-financial risk [member] | Reinsurance contracts held [Member] | Canada [member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	1,674	1,672
Excluding contracts applying the PAA [member] | Risk adjustment for non-financial risk [member] | Reinsurance contracts held [Member] | U.S. [member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	1,997	2,065
Excluding contracts applying the PAA [member] | Risk adjustment for non-financial risk [member] | Reinsurance contracts held [Member] | Corporate and Other [member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(7)	(9)
Contracts applying the PAA [member] | Estimates of PV of fture cash flows [member] | Insurance Contracts Issued [Member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	12,712	12,125
Contracts applying the PAA [member] | Estimates of PV of fture cash flows [member] | Insurance Contracts Issued [Member] | Asia [Member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	1,242	1,136
Contracts applying the PAA [member] | Estimates of PV of fture cash flows [member] | Insurance Contracts Issued [Member] | Canada [member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	11,153	10,532
Contracts applying the PAA [member] | Estimates of PV of fture cash flows [member] | Insurance Contracts Issued [Member] | Corporate and Other [member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	317	457
Contracts applying the PAA [member] | Estimates of PV of fture cash flows [member] | Reinsurance contracts held [Member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	239	240
Contracts applying the PAA [member] | Estimates of PV of fture cash flows [member] | Reinsurance contracts held [Member] | Asia [Member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	(37)	(39)
Contracts applying the PAA [member] | Estimates of PV of fture cash flows [member] | Reinsurance contracts held [Member] | Canada [member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	275	277
Contracts applying the PAA [member] | Estimates of PV of fture cash flows [member] | Reinsurance contracts held [Member] | Corporate and Other [member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	1	2
Contracts applying the PAA [member] | Risk adjustment for non-financial risk [member] | Insurance Contracts Issued [Member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	626	605
Contracts applying the PAA [member] | Risk adjustment for non-financial risk [member] | Insurance Contracts Issued [Member] | Asia [Member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	5	2
Contracts applying the PAA [member] | Risk adjustment for non-financial risk [member] | Insurance Contracts Issued [Member] | Canada [member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	621	603
Contracts applying the PAA [member] | Risk adjustment for non-financial risk [member] | Reinsurance contracts held [Member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	16	8
Contracts applying the PAA [member] | Risk adjustment for non-financial risk [member] | Reinsurance contracts held [Member] | Canada [member] | Reportable segments [member]
Disclosure of Detailed Information About Carrying Balances of Net Assets or Liabilities for Insurance Contracts Issued and Reinsurance Contracts held by Measurement Components [Line Items]
Net insurance contract liabilities	$ 16	$ 8